FINANCIAL ASSETS AND LIABILITIES (Details 5) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 725	$ 738	$ 171	$ 106
At cost [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1
Banks [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	335	73
Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		46
Mutual Funds [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 390	$ 618